Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2020	Jan. 28, 2020
Statement Line Items [Line Items]
Warrants issued	248,889
Exchange for aggregate exercise	$ 249
Converted debentures	$ 315,000
Conversion of shares, description	248,889 pre-funded warrants (9,955,560 ordinary shares) were exercised in exchange for aggregate exercise amounts of $249. Also, one Lender converted debentures at the amount of $315,000 into 100,000 ADSs (4,000,000 ordinary shares).
Minimum [Member]
Statement Line Items [Line Items]
Increase decrease in authorized capital		$ 1,250,000,000
Maximum [Member]
Statement Line Items [Line Items]
Increase decrease in authorized capital		$ 1,500,000,000